Statement of Additional Information Supplement

October 1, 2012

Morgan Stanley Institutional Fund Trust

Supplement dated October 1, 2012 to the Morgan Stanley Institutional Fund Trust (the "Fund") Statement of Additional Information dated January 31, 2012

The information in the table under the section of the Fund's Statement of Additional Information ("SAI") entitled "The Portfolios' Investments and Strategies" which summarizes permissible strategies and investments is hereby deleted and replaced with the following:

EQUITY AND ALLOCATION PORTFOLIOS

Mid Cap Growth Portfolio
Investments:

ADRs	x

Agencies	x

Asset-Backed Securities

Borrowing	x

Brady Bonds

Cash Equivalents	x

Common Stock	x

Contracts for Difference	x

Convertibles	x

Corporates	x

Depositary Receipts	x

Derivatives	x

Emerging Market Securities	x

Equity Securities	x

Fixed Income Securities	x

Floaters

Foreign Currency	x

Foreign Securities	x

EQUITY AND ALLOCATION PORTFOLIOS

Mid Cap Growth Portfolio
Forwards	x

Futures Contracts	x

High Yield Securities

Inverse Floaters

Investment Companies	x

Investment Funds

Investment Grade Securities	x

Limited Partnerships	x

Loan Participations and Assignments

Mortgage Related Securities

—Mortgage-Backed Securities

—Collateralized Mortgage Obligations

—Stripped Mortgage-Backed Securities

—Commercial Mortgage-Backed Securities

Non-Publicly Traded Securities, Private Placements and Restricted Securities	x

Commercial Paper	x

Options	x

Private Investments in Public Equity	x

Preferred Stock	x

Real Estate Investment Trusts	x

Foreign Real Estate Companies	x

Repurchase Agreements	x

EQUITY AND ALLOCATION PORTFOLIOS

Mid Cap Growth Portfolio
Reverse Repurchase Agreements	x

Rights	x

Securities Lending	x

Short Selling	x

FIXED INCOME PORTFOLIOS

	Core Fixed Income Portfolio	Core Plus Fixed Income Portfolio	Corporate Bond Portfolio	Limited Duration Portfolio
Investments:

ADRs	x	x	x	x

Agencies	x	x	x	x

Asset-Backed Securities	x	x	x	x

Borrowing	x	x	x	x

Brady Bonds	x	x	x	x

Cash Equivalents	x	x	x	x

Commercial Paper	x	x	x	x

FIXED INCOME PORTFOLIOS

	Core Fixed Income Portfolio	Core Plus Fixed Income Portfolio	Corporate Bond Portfolio	Limited Duration Portfolio
Common Stock

Convertibles	x	x	x	x

Corporates	x	x	x	x

Depositary Receipts	x	x	x	x

Derivatives	x	x	x	x

Emerging Market Securities	x	x	x	x

Equity Securities

Fixed Income Securities	x	x	x	x

Floaters	x	x	x	x

Foreign Currency		x		x

Foreign Securities	x	x	x	x

Forwards		x		x

Futures Contracts	x	x	x	x

High Yield Securities		x	x	x

Inverse Floaters	x	x	x	x

Investment Companies	x	x	x	x

Investment Funds

Investment Grade Securities	x	x	x	x

Limited Partnerships

Loan Participations and Assignments		x

Mortgage Related Securities	x	x	x	x

—Mortgage-Backed Securities	x	x	x	x

FIXED INCOME PORTFOLIOS

	Core Fixed Income Portfolio	Core Plus Fixed Income Portfolio	Corporate Bond Portfolio	Limited Duration Portfolio
—Collateralized Mortgage Obligations	x	x	x	x

—Stripped Mortgage-Backed Securities	x	x	x	x

—Commercial Mortgage-Backed Securities	x	x	x	x

Municipals	x	x	x

Non-Publicly Traded Securities, Private Placements and Restricted Securities	x	x	x	x

Options	x	x	x	x

Private Investments in Public Equity

Preferred Stock	x	x	x	x

Public Bank Loans		x

Repurchase Agreements	x	x	x	x

Reverse Repurchase Agreements	x	x	x	x

Rights		x

Securities Lending	x	x	x	x

Short Selling	x	x	x	x

Structured Investments	x	x	x	x

Swaps	x	x	x	x

U.S. Government Securities	x	x	x	x

Warrants	x

When-Issued and Delayed Delivery Securities and Forward Commitments	x	x	x	x

When, As and If Issued Securities	x	x	x	x

Yankee and Eurobond Obligations	x	x	x	x

Zero Coupons	x	x	x	x

The section of the Fund's SAI entitled "Investments and Risks—Real Estate Investment Trusts" is hereby deleted and replaced with the following:

Real estate investment trusts ("REITs") and foreign real estate companies. Certain Portfolios may invest in REITs and/or foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors' funds for investment primarily in real estate properties or real estate-related loans. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT's and/or foreign real estate company's value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. Operating REITS and foreign real estate companies requires specialized management skills and a Portfolio indirectly bears management expenses along with the direct expenses of the Portfolio. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.

***

The first sentence of the first paragraph under the section of the Fund's SAI entitled "Valuation of Shares" is hereby deleted and replaced with the following:

Net asset value ("NAV") per share is determined by dividing the total market value of each Portfolio's investments and other assets, less the total market value of all liabilities, by the total number of outstanding shares of that Portfolio.

***

The second, third, fourth and fifth paragraphs under the section of the Fund's SAI entitled "Valuation of Shares" are hereby deleted and replaced with the following:

In the calculation of a Portfolio's NAV: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; and (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. When market quotations are not readily available, including circumstances under which it is determined by the Adviser that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Certain of a Portfolio's securities may be valued by an outside pricing service approved by the Board. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

Listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sale price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. If an exchange closing price or bid and asked prices are not available from the exchange, then the quotes from one or more brokers or dealers may be used. Unlisted options and swaps are valued by an outside pricing service approved by the Board or quotes from a broker or dealer. Unlisted options and swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, then at the last sale price on the exchange.

***

The following is hereby added as the sixth paragraph under the section of the Fund's SAI entitled "Valuation of Shares:"

If the Adviser determines that the valuation received from the outside pricing service or broker or dealer is not reflective of the security's market value, such security is valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Board.

***

The last two sentences of the last paragraph under the section of the Fund's SAI entitled "Valuation of Shares" are hereby deleted and replaced with the following:

Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board.

Please retain this supplement for future reference.